COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Note 12 -commitments And Contingencies	12. COMMITMENTS AND CONTINGENCIES As of December 31, 2021 and 2020, the Company has no material commitments or contingencies.